12. Stockholders' Equity (Details - Options Activity) (September 30, 2019) - Options [Member] - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 20, 2019
Number of Options
Number of options - beginning balance	0	0
Number of options - granted	400,000
Number of options - exercised	0
Number of options - expired	0
Number of options - forfeited	0
Number of options - ending balance	400,000
Number of options - exercisable	0
Weighted Average Price Per Share
Weighted average price per share - granted	$ 5.66	$ 5.66
Weighted average price per share - ending balance	$ 5.66
Intrinsic value exercisable	$ 0
Weighted average remaining term years	9 years 11 months 19 days
Intrinsic value oustanding	$ 0